7. Accrued Expenses (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued interest	$ 101,277	$ 38,773
Accrued royalties and commissions	11,366	11,666
Deposit on proposed business combination	0	475,000
Other	799	799
Accrued Liabilities	$ 113,442	$ 526,238	$ 324,522